STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 966,227			$ 646,578			$ 2,754,412	$ 3,864,048	$ 4,519,811	$ 1,230,427
Loss from operations	(1,378,292)			4,586,784			(4,045,010)	905,948	(291,706)	282,712
Other income (expense)
Interest earned on marketable securities held in Trust Account	12,919			4,240			37,587	29,869	46,437	9,800
Total other income, net	(48,298)			(28,292)			(29,855)	(392,602)	(306,649)	(85,238)
(Loss) income before provision for income taxes	(1,426,590)			4,558,492			(4,074,865)	513,346	(598,355)	197,474
Provision for income taxes	349,348			(1,130,142)			1,048,832	340,841	608,500	0
Net (loss) income	$ (1,077,242)	$ (1,089,759)	$ (859,032)	$ 3,428,350	$ (540,089)	$ (2,034,074)	$ (3,026,033)	$ 854,187	$ 10,145	$ 197,474
Basic weighted average shares outstanding	6,208,935			6,055,564			6,208,922	5,847,020	5,923,559	5,000,000
Diluted weighted average shares outstanding	6,208,935			6,055,564			6,208,922	5,847,020	5,923,559	5,000,000
Basic net income (loss) per common share	$ (0.17)			$ 0.57			$ (0.49)	$ 0.15	$ 0	$ 0.04
Diluted net income (loss) per common share	$ (0.17)			$ 0.57			$ (0.49)	$ 0.15	$ 0	$ 0.04
Roth CH Acquisition V Co.
General and administrative expenses	$ 368,098			$ 908,357			$ 1,540,761	$ 1,293,488	$ 1,764,792	$ 541,229
Loss from operations	(368,098)			(908,357)			(1,540,761)	(1,293,488)	(1,764,792)	(541,229)
Other income (expense)
Interest earned on marketable securities held in Trust Account	229,375			343,491			677,062	2,641,366	2,967,733	1,684,555
Change in fair value of due to non-redeeming stockholders									(480,000)
Total other income, net	231,649			352,302			678,873	2,170,177	2,487,733	1,684,555
(Loss) income before provision for income taxes	(136,449)			(556,055)			(861,888)	876,689	722,941	1,143,326
Provision for income taxes	(59,527)			(90,037)			(174,717)	(719,832)	(810,659)	(421,211)
Net (loss) income	$ (195,976)			$ (646,092)			$ (1,036,605)	$ 156,857	$ (87,718)	$ 722,115
Common stock subject to possible redemption | Roth CH Acquisition V Co.
Other income (expense)
Basic weighted average shares outstanding	1,582,797			2,510,512			1,582,797	7,482,720	6,178,617	11,500,000
Diluted weighted average shares outstanding	1,582,797			2,510,512			1,582,797	7,482,720	6,178,617	11,500,000
Basic net income (loss) per common share	$ 0.06			$ (0.07)			$ 0.13	$ 0.13	$ 0.17	$ 0.07
Diluted net income (loss) per common share	$ 0.06			$ (0.07)			$ 0.13	$ 0.13	$ 0.17	$ 0.07
Non-redeemable common stock | Roth CH Acquisition V Co.
Other income (expense)
Basic weighted average shares outstanding	3,336,500			3,336,500			3,336,500	3,336,500	3,336,500	3,336,500
Diluted weighted average shares outstanding	3,336,500			3,336,500			3,336,500	3,336,500	3,336,500	3,336,500
Basic net income (loss) per common share	$ (0.09)			$ (0.14)			$ (0.37)	$ (0.24)	$ (0.33)	$ (0.02)
Diluted net income (loss) per common share	$ (0.09)			$ (0.14)			$ (0.37)	$ (0.24)	$ (0.33)	$ (0.02)